Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans Disclosures [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

Except to the extent specifically included, references in this Note 9 to Progressive refer to The Progressive Corporation and its subsidiaries other than ARX and its subsidiaries, and references to ARX refer to ARX and its subsidiaries. ARX and its subsidiaries maintain employee benefit plans that are separate from the plans that cover employees of The Progressive Corporation's other subsidiaries.

Retirement Plans  Progressive has a defined contribution pension plan (401(k) Plan) that covers most of its employees who are United States residents and have been employed with the company for at least 30 days. Under Progressive's 401(k) Plan, we match up to a maximum of 6% of an employee’s eligible compensation contributed to the plan. Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds, a self-directed brokerage option, and a Progressive common stock fund. Progressive's common stock fund is an employee stock ownership program (ESOP) within the 401(k) Plan. At December 31, 2015, the ESOP held 25.2 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash, at the election of the participant, and the related tax benefit is recorded as part of our tax provision.
Matching contributions made by Progressive for its 401(k) Plan were $78.4 million, $74.8 million, and $69.9 million for the years ended December 31, 2015, 2014, and 2013, respectively.

ARX employees are covered by separate qualified defined contribution plans.  Matching contributions of up to 6% of each eligible employee’s compensation are made each pay period.  Contributions to these plans, from April 1, 2015, the date The Progressive Corporation acquired a controlling interest in ARX, were $0.7 million.
Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements, and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $22.6 million and $22.5 million at December 31, 2015 and 2014, respectively.
Postretirement Benefits  Progressive provides postretirement health and life insurance benefits to all employees who met requirements as to age and length of service at December 31, 1988. There are approximately 100 people who are eligible for these postretirement benefits. Progressive's funding policy for these benefits is to contribute annually, to a 501(c)(9) trust, the maximum amount that can be deducted for federal income tax purposes.
Incentive Compensation Plans – Employees  Progressive's incentive compensation programs include both non-equity incentive plans (cash) and equity incentive plans. Progressive's cash incentive compensation includes a cash bonus program for a limited number of senior executives and Progressive's Gainsharing program for other employees; the structures of these programs are similar in nature. Progressive's equity incentive compensation plans provide for the granting of restricted stock awards and restricted stock unit awards (collectively, “restricted equity awards”) to key members of management.
ARX provides cash bonuses to its employees, both annual and periodic, and has an equity compensation plan under which it has granted stock option awards, exercisable for shares of ARX common stock, to certain of its key employees. These stock option awards include both nonqualified and incentive stock options; all such stock options are subject to the put and call provisions of the ARX stockholders’ agreement. See Note 16 - Redeemable Noncontrolling Interest. As a result of these provisions, and the determination that the ultimate settlement of these awards would be in cash, the ARX stock options are treated for accounting purposes as liability awards.
The amounts charged to income for Progressive and ARX incentive compensation plans for the years ended December 31, were:

	2015		2014		2013
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans - cash	$337.7	$219.5	$266.2	$173.0	$234.5	$152.4
Equity incentive plans:
Equity awards	64.5	41.9	51.4	33.4	64.9	42.2
Liability awards	1.7	1.1	0	0	0	0

The decrease in expense for 2014 reflected adjustments recorded to our performance-based equity awards based on estimates, as of December 31, 2014, of the level of performance expected to be reached.

Progressive's 2003 Incentive Plan has expired, and no new awards may be made under this plan; all awards granted prior to the plan’s expiration have vested, been forfeited, or expired, and no awards remain outstanding at December 31, 2015. Progressive's 2010 Equity Incentive Plan, which provides for the granting of equity-based compensation to officers and other key employees, originally authorized awards for up to 18.0 million shares. Progressive's 2015 Equity Incentive Plan, which provides for the granting of equity-based compensation to officers and other key employees, originally authorized awards for up to 13.0 million shares.

Since 2010, Progressive has issued restricted stock units as the form of equity awards to Progressive management. The restricted equity awards are issued as either time-based or performance-based awards. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years. All restricted stock units are settled at or after vesting in Progressive common shares from existing treasury shares on a one-to-one basis.
The performance-based awards were granted to our Chief Executive Officer as his sole equity award in each of the last five years, and to approximately 45 other Progressive executives and senior managers in 2015 in addition to their time-based awards, to provide additional incentive to achieve pre-established profitability and growth targets or relative investment performance.
Vesting of performance-based awards is contingent upon the achievement of predetermined performance goals within specified time periods. The targets for the performance-based awards, as well as the number of units that ultimately may vest, vary by grant. All performance-based awards include a specified number of shares or units that will vest if performance meets a specified target and minimum performance goals that must be achieved for any shares or units to vest. If at least the minimum performance goals are achieved, the range at which an award can vest is determined by the type of measurement goals included in the award, as follows:

Performance Measurement	Year of Grant	Vesting range, expressed as a percentage of target
Growth of our personal and commercial auto businesses, compared to market	2013-2015	0-250%
	2012 and Prior	0-200%
Investment results relative to peer group	2012-2015	0-200%
Growth in percentage of auto policies bundled with other specified types of policies (granted to two senior executive officers)	2015	0% or 100-200%

Generally, time-based and performance-based equity awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant. Performance-based equity awards that contain variable vesting criteria are expensed based on management’s expectation of the percentage of the award, if any, that will ultimately vest. These estimates can change periodically throughout the measurement period.

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2015		2014		2013
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	9,051,564	$21.27	9,918,575	$20.13	11,625,981	$17.80
Add (deduct):
Granted[2]	2,489,976	25.20	3,542,984	19.32	2,738,809	22.73
Vested	(3,682,644)	19.53	(4,228,673)	16.99	(4,293,605)	15.54
Forfeited	(133,669)	21.63	(181,322)	20.75	(152,610)	18.28
End of year[3,4]	7,725,227	$23.37	9,051,564	$21.27	9,918,575	$20.13

[1] Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2015, 2014, and 2013, the number of units "granted" shown in the table above includes 196,947, 538,749, and 161,077 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2015, the number of shares included 2,025,871 performance-based awards at their target amounts. We expect 1,946,565 of these performance-based awards to vest, based upon our current estimate of the likelihood of achieving these pre-determined performance goals.
4 At December 31, 2015, the total unrecognized compensation cost related to unvested equity awards was $78.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.3 years.
The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2015, 2014, and 2013, was $105.4 million, $109.6 million, and $98.3 million, respectively, based on the actual stock price on the vesting date.

As a result of the put and call rights described in Note 16 - Redeemable Noncontrolling Interest, all outstanding stock options awarded to ARX employees prior to April 1, 2015, are treated as liability awards for accounting purposes; however, the awards maintain the specific features per the original award agreements. The value of each option is based upon our good faith estimate of the fair market value as of the end of the reporting period and the pro-rata expense is recognized.

A summary of all ARX employee stock option activity since acquisition, follows:

	2015
Options Outstanding	Number of Shares	Weighted Average Exercise Price
At acquisition	26,000	$513.72
Add (deduct):
Exercised[1]	(1,005)	197.01
End of year	24,995	$526.46
Exercisable, end of year	12,995	$386.69
1 At the time of exercise, the value earned by the option holders was $1.1 million.

	2015
Non-Vested Options Outstanding	Number of Shares	Weighted Average Exercise Price
At acquisition	14,800	$675.55
Add (deduct):
Vested	(2,800)	665.85
End of year[1]	12,000	$677.81
1 At December 31, 2015, the remaining unrecognized compensation cost related to unvested options was $2.9 million and the remaining weighted average vesting period on the unvested awards is 1.72 years.

Since the acquisition, we recognized $1.7 million, or $1.1 million after tax, of compensation expense related to ARX's outstanding stock options.

Incentive Compensation Plans – Directors  Progressive's 2003 Directors Equity Incentive Plan, which provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors, originally authorized awards for up to 1.4 million shares.
Through 2015, The Progressive Corporation granted restricted stock awards to its non-employee directors as their sole compensation for serving as members of the Board of Directors. The restricted stock awards are issued as time-based awards. The vesting period (i.e., requisite service period) must be a minimum of six months and one day. The time-based awards granted to date have typically included vesting periods of 11 months from the date of each grant. To the extent a director is newly appointed during the year, or a director's committee assignments change, the vesting period may be shorter, but always at least equal to six months and one day as required by the terms of the plan. The restricted stock awards are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2015		2014		2013
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	81,579	$25.45	93,254	$26.19	92,957	$21.41
Add (deduct):
Granted	89,427	27.23	90,649	25.44	93,254	26.19
Vested	(81,579)	25.45	(93,254)	26.19	(92,957)	21.41
Forfeited	0	0	(9,070)	25.36	0	0
End of year	89,427	$27.23	81,579	$25.45	93,254	$26.19

The aggregate fair value of the restricted stock vested, during the years ended December 31, 2015, 2014, and 2013, was $2.2 million, $2.2 million, and $2.3 million, respectively, based on the actual stock price at time of exercise/vesting.

Deferred Compensation  The Progressive Corporation Executive Deferred Compensation Plan (Deferral Plan) permits eligible Progressive executives to defer receipt of some or all of their annual bonuses and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including Progressive common shares, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.
For all equity awards granted in or after March 2005, and deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in our common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in Progressive common shares. For all restricted stock awards granted prior to that date, the deferred amounts are eligible to be transferred to any of the investment funds in the Deferral Plan; distributions of these deferred awards will be made in cash. We reserved 11.1 million of our common shares for issuance under the Deferral Plan. An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan.
The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2015	2014
Progressive common shares[1]	$108.5	$83.2
Other investment funds[2]	124.8	123.9
Total	$233.3	$207.1
[1] Includes 4.4 million and 3.6 million common shares as of December 31, 2015 and 2014, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.